SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Developing Markets Growth Fund Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 93.2%
Africa/Middle East - 9.0%
Israel - 3.1%
NICE Systems, Ltd., ADR *	1,800	258,408

South Africa - 5.9%
Bid Corp., Ltd.	13,200	155,588
Bidvest Group, Ltd.	5,525	45,043
Naspers, Ltd.	1,425	202,513
Prosus NV *	1,425	99,249

		502,393

Asia - 73.2%
Australia - 1.3%
Rio Tinto, PLC, ADR	2,475	112,761

China/Hong Kong - 46.9%
AIA Group, Ltd.	21,400	191,629
Alibaba Group Holding, Ltd., ADR *	2,875	559,130
Baidu, Inc., ADR *	1,375	138,586
China Construction Bank Corp.	359,000	291,812
China Mengniu Dairy Co., Ltd.	48,000	165,538
China Petroleum & Chemical Corp., ADR	3,100	150,970
China Tower Corp., Ltd.	586,000	130,210
CSPC Pharmaceutical Group, Ltd.	120,000	236,051
ENN Energy Holdings, Ltd.	21,900	212,151
GDS Holdings, Ltd., ADR *	600	34,782
Hong Kong Exchanges & Clearing, Ltd.	4,300	128,825
JD.com, Inc., ADR *	4,450	180,225
Meituan Dianping *	6,000	71,527
Ping An Insurance Group Co. of China, Ltd.	19,900	194,349
Sinopharm Group Co., Ltd.	44,900	99,485
TAL Education Group, ADR *	8,900	474,014
Tencent Holdings, Ltd.	11,400	563,475
WH Group, Ltd.	132,500	122,299

		3,945,058

India - 2.4%
HDFC Bank, Ltd., ADR	5,350	205,761

Indonesia - 1.9%
Astra International Tbk PT	176,000	41,844
XL Axiata Tbk PT *	948,800	115,643

		157,487

Singapore - 3.1%
DBS Group Holdings, Ltd.	14,500	189,198
Singapore Technologies Engineering, Ltd.	33,700	73,730

		262,928

South Korea - 10.1%
LG Chem, Ltd.	575	142,417
Medy-Tox, Inc.	370	58,863

Name of Issuer	Quantity	Fair Value ($)

Samsung Electronics Co., Ltd.	12,250	476,299
Shinhan Financial Group Co., Ltd.	7,200	168,438

		846,017

Taiwan - 6.7%
Cathay Financial Holding Co., Ltd.	82,085	95,534
Hon Hai Precision Industry Co., Ltd., GDR	22,160	102,025
Taiwan Semiconductor Co.	37,482	337,425
Taiwan Semiconductor Co., ADR	600	28,674

		563,658

Thailand - 0.8%
Bangkok Bank PCL	21,200	65,660

Latin America - 7.3%
Argentina - 1.7%
Globant SA *	1,650	145,002

Brazil - 2.3%
Ambev SA, ADR	10,800	24,840
Banco Bradesco SA	22,803	91,632
Pagseguro Digital, Ltd. *	3,800	73,454

		189,926

Chile - 2.0%
Banco Santander Chile, ADR	4,700	71,111
Geopark, Ltd.	14,156	100,083

		171,194

Peru - 1.3%
Southern Copper Corp.	3,900	109,824

North America - 3.7%
Mexico - 1.2%
Fomento Economico Mexicano, ADR	1,575	95,303

United States - 2.5%
Broadcom, Inc.	550	130,405
Skyworks Solutions, Inc.	925	82,676

		213,081

Total Common Stocks (cost: $6,974,564)		7,844,461

Investment Companies - 3.2%
iShares MSCI India ETF	11,100	267,621

(cost: $333,061)

MARCH 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Developing Markets Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 3.4%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.30%	288,145	288,144

(cost: $288,145)

Total Investments in Securities - 99.8% (cost: $7,595,770)		8,400,226
Other Assets and Liabilities, net - 0.2%		19,018

Total Net Assets - 100.0%		$8,419,244

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	20.1%
Electronic Technology	16.8
Technology Services	13.4
Retail Trade	10.6
Consumer Services	8.6
Consumer Non-Durables	4.9
Health Technology	4.7
Energy Minerals	3.0
Communications	2.9
Non-Energy Minerals	2.6
Utilities	2.5
Process Industries	1.7
Producer Manufacturing	1.4
Investment Companies	3.2
Short-Term Securities	3.4

99.8
Other Assets and Liabilities, net	0.2

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	145,002	—	—	145,002
Australia	112,761	—	—	112,761
Brazil	189,926	—	—	189,926
Chile	171,194	—	—	171,194
China/Hong Kong	1,537,707	2,407,351	—	3,945,058
India	205,761	—	—	205,761
Indonesia	—	157,487	—	157,487
Israel	258,408	—	—	258,408
Mexico	95,303	—	—	95,303
Peru	109,824	—	—	109,824
Singapore	—	262,928	—	262,928
South Africa	99,249	403,144	—	502,393
South Korea	—	846,017	—	846,017
Taiwan	28,674	534,984	—	563,658
Thailand	—	65,660	—	65,660
United States	213,081	—	—	213,081
Investment Companies	267,621	—	—	267,621
Short-Term Securities	288,144	—	—	288,144

Total:	3,722,655	4,677,571	—	8,400,226

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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